Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 5,147
Provision for credit losses
Provision for credit losses	685
Net write-offs	(732)
Other, including foreign currency adjustment	89
Balance at end of period	5,189
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	5,065
Provision for credit losses
Balance at end of period	5,111
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	8
Provision for credit losses
Balance at end of period	9
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	74
Provision for credit losses
Balance at end of period	69
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	678	$ 717
Provision for credit losses
Remeasurement	13	13
Newly originated or purchased financial assets	23	8
Derecognition of financial assets and maturities	(4)	(1)
Changes in models and methodologies	0	0
Provision for credit losses	32
Gross write-offs	(20)	(26)
Net write-offs	(18)
Recoveries	2	8
Other, including foreign currency adjustment	17
Foreign exchange and other movements	17	(21)
Balance at end of period	709	698
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,109	1,879
Provision for credit losses
Remeasurement	292	274
Newly originated or purchased financial assets	118	90
Derecognition of financial assets and maturities	(44)	(48)
Changes in models and methodologies	0	0
Provision for credit losses	366
Gross write-offs	(480)	(344)
Net write-offs	(408)
Recoveries	72	64
Other, including foreign currency adjustment	44
Foreign exchange and other movements	44	(12)
Balance at end of period	2,111	1,903
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,213	1,163
Provision for credit losses
Remeasurement	210	191
Newly originated or purchased financial assets	46	95
Derecognition of financial assets and maturities	(31)	(102)
Changes in models and methodologies	0	0
Provision for credit losses	225
Gross write-offs	(312)	(260)
Net write-offs	(257)
Recoveries	55	56
Other, including foreign currency adjustment	31
Foreign exchange and other movements	31	(2)
Balance at end of period	1,212	1,141
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,147
Provision for credit losses
Remeasurement	65	44
Newly originated or purchased financial assets	39	56
Derecognition of financial assets and maturities	(42)	(72)
Changes in models and methodologies	0	0
Provision for credit losses	62
Gross write-offs	(65)	(118)
Net write-offs	(49)
Recoveries	16	18
Other, including foreign currency adjustment	(3)
Foreign exchange and other movements	(4)	(23)
Balance at end of period including off-balance sheet exposures	1,148	1,150
Less: Allowance for credits losses on off-balance sheet exposures	(69)	(75)
Balance at end of period	1,157
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,139	1,245
Business and government [member] | Net amount [member]
Provision for credit losses
Balance at end of period	1,079	1,075
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,223
Provision for credit losses
Balance at end of period	1,279
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	112	103
Provision for credit losses
Remeasurement	(24)	(22)
Newly originated or purchased financial assets	23	8
Derecognition of financial assets and maturities	(1)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	12	26
Transfer to (from)stage 2	(5)	(8)
Foreign exchange and other movements	4	(2)
Balance at end of period	121	105
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	578	477
Provision for credit losses
Remeasurement	(152)	(110)
Newly originated or purchased financial assets	118	90
Derecognition of financial assets and maturities	(19)	(22)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	108	117
Transfer to (from)stage 2	(46)	(54)
Transfer to (from)stage 3	(1)	(1)
Foreign exchange and other movements	10	(4)
Balance at end of period	596	493
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	401	364
Provision for credit losses
Remeasurement	(68)	(52)
Newly originated or purchased financial assets	46	95
Derecognition of financial assets and maturities	(14)	(51)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	69	61
Transfer to (from)stage 2	(32)	(55)
Transfer to (from)stage 3		(1)
Foreign exchange and other movements	8	(5)
Balance at end of period	410	356
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	132
Provision for credit losses
Remeasurement	(16)	(30)
Newly originated or purchased financial assets	39	56
Derecognition of financial assets and maturities	(27)	(29)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	30	26
Transfer to (from)stage 2	(5)	(37)
Transfer to (from)stage 3		(1)
Foreign exchange and other movements	3	(4)
Balance at end of period including off-balance sheet exposures	197	159
Less: Allowance for credits losses on off-balance sheet exposures	(45)	(40)
Balance at end of period	152
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	173	178
Stage 1 [member] | Business and government [member] | Net amount [member]
Provision for credit losses
Balance at end of period	152	119
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,165
Provision for credit losses
Balance at end of period	2,152
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	206	214
Provision for credit losses
Remeasurement	8	2
Derecognition of financial assets and maturities	(3)	(1)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	(11)	(23)
Transfer to (from)stage 2	28	24
Transfer to (from)stage 3	(9)	(10)
Foreign exchange and other movements	7	(7)
Balance at end of period	226	199
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	887	802
Provision for credit losses
Remeasurement	140	145
Derecognition of financial assets and maturities	(25)	(26)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	(107)	(114)
Transfer to (from)stage 2	66	79
Transfer to (from)stage 3	(79)	(70)
Foreign exchange and other movements	(7)	(4)
Balance at end of period	875	812
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	812	799
Provision for credit losses
Remeasurement	108	91
Derecognition of financial assets and maturities	(17)	(51)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	(69)	(61)
Transfer to (from)stage 2	32	55
Transfer to (from)stage 3	(70)	(53)
Foreign exchange and other movements	6	5
Balance at end of period	802	785
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	260
Provision for credit losses
Remeasurement	12	20
Derecognition of financial assets and maturities	(8)	(36)
Changes in models and methodologies	0	0
Transfer to (from)stage 1	(30)	(26)
Transfer to (from)stage 2	7	37
Transfer to (from)stage 3	(2)	(4)
Foreign exchange and other movements	2	(9)
Balance at end of period including off-balance sheet exposures	272	289
Less: Allowance for credits losses on off-balance sheet exposures	(23)	(31)
Balance at end of period	249
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	291	307
Stage 2 [member] | Business and government [member] | Net amount [member]
Provision for credit losses
Balance at end of period	249	258
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,677
Provision for credit losses
Balance at end of period	1,680
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	360	400
Provision for credit losses
Remeasurement	29	33
Changes in models and methodologies	0	0
Transfer to (from)stage 1	(1)	(3)
Transfer to (from)stage 2	(23)	(16)
Transfer to (from)stage 3	9	10
Gross write-offs	(20)	(26)
Recoveries	2	8
Foreign exchange and other movements	6	(12)
Balance at end of period	362	394
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	644	600
Provision for credit losses
Remeasurement	304	239
Changes in models and methodologies	0	0
Transfer to (from)stage 1	(1)	(3)
Transfer to (from)stage 2	(20)	(25)
Transfer to (from)stage 3	80	71
Gross write-offs	(480)	(344)
Recoveries	72	64
Foreign exchange and other movements	41	(4)
Balance at end of period	640	598
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	170	152
Changes in models and methodologies	0	0
Transfer to (from)stage 3	70	54
Gross write-offs	(312)	(260)
Recoveries	55	56
Foreign exchange and other movements	17	(2)
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	673
Provision for credit losses
Remeasurement	69	54
Derecognition of financial assets and maturities	(7)	(7)
Changes in models and methodologies	0	0
Transfer to (from)stage 2	(2)
Transfer to (from)stage 3	2	5
Gross write-offs	(65)	(118)
Recoveries	16	18
Foreign exchange and other movements	(9)	(10)
Balance at end of period including off-balance sheet exposures	679	702
Less: Allowance for credits losses on off-balance sheet exposures	(1)	(4)
Balance at end of period	678
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	675	760
Stage 3 [member] | Business and government [member] | Net amount [member]
Provision for credit losses
Balance at end of period	$ 678	$ 698